Capitalization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capitalization [Abstract]
Temporary Equity

The following table summarizes Legacy Forge’s convertible preferred stock as of December 31, 2021 (in thousands, except for share data):

	As of December 31, 2021
		Number	Number	Carrying	Aggregate
	Original	of Shares	of Shares	Value Net of	Liquidation
Series Name	Issuance Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$0.9867	3,482,030	3,482,030	$3,435	$3,435
Series B	$3.4132	20,660,715	20,660,715	70,045	70,519
Series B-1	$3.9760	49,809,148	42,133,496	150,553	167,523
Series B-2	$3.9760	2,515,083	412,623	1,640	1,640
Junior	$3.9760	10,348,216	7,225,285	20,383	28,728
Total		86,815,192	73,914,149	$246,056	$271,845

	As of December 31, 2021
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	15,949,487	13,491,651	150,553	167,523
Series B-2	$12.4168	805,360	132,127	1,640	1,640
Junior	$12.4168	3,313,623	2,313,623	20,383	28,728
Total		27,799,267	23,668,198	$246,056	$271,845

	As of December 31, 2020
	Original	Number of	Number of	Carrying	Aggregate
	Issuance	Shares	Shares	Value Net of	Liquidation
Series Name	Price	Authorized	Outstanding	Issuance Costs	Preference
Series AA	$3.0817	1,114,988	1,114,988	$3,435	$3,435
Series B	$10.6592	6,615,809	6,615,809	70,045	70,519
Series B-1	$12.4168	10,435,129	5,672,925	62,985	70,440
Junior	$12.4168	4,354,089	2,313,623	20,383	28,728
Total		22,520,015	15,717,345	$156,848	$173,122